Short-Term Investment	12 Months Ended
Dec. 31, 2021
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 4:- SHORT-TERM INVESTMENT

The Company holds 356,803 shares of Mawson Infrastructure Group Inc. (formerly Wize Pharma Inc.) as of December 31, 2021 and December 31, 2020, which as of such dates represents less than 5 percent of Mawson Infrastructure Group Inc.’s outstanding shares, respectively. The investments in marketable equity securities are measured at fair value with the related gains and losses, including unrealized, recognized in finance income (expenses), net.